Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills – 100.5%
U.S. Treasury Bill, 3.94%, 12/11/2025 (a)
(Cost $2,480,977) ....................................................... $ 2,500,000 $ 2,481,066
Shares
Money Market Fund – 0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost $21,138) .......................................................... 21,138 21,138
Total Investments – 101.4%
(Cost $2,502,115) ............................................................. $ 2,502,204
Liabilities in Excess of Other Assets – (1.4)% ......................................... (35,162)
Net Assets – 100.0% ............................................................ $ 2,467,042
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 100.5%
Money Market Fund ........................................................................... 0.9%
Total Investments ............................................................................. 101.4%
Liabilities in Excess of Other Assets ............................................................... (1.4)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At September 30, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
UJNKTUB01* 9/15/2026 4.04% (EFFR -0.05%)(c) UBS (1,126,289) $ 5,232
UQUATUB01* 9/15/2026 4.34% (EFFR +0.25%)(c) UBS 1,890,116 12,708
VFPCTBP01* 9/15/2026 4.59% (EFFR +0.50%)(c) BNP 2,500,580 (52,800)
$ (34,860)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related Market Value of the securities within the VFPCTBP01 basket.
Shares Market Value % of basket
Common Stocks
Financials
Bain Capital Specialty Finance, Inc. ................................. 3,220 $ 45,888 1.86%
Barings Bdc, Inc. ................................................ 5,089 44,580 1.81%
Blue Owl Capital Corp ............................................ 9,151 116,862 4.75%
Capital Southwest Corp. .......................................... 5,287 115,577 4.69%
Carlyle Secured Lending, Inc. ...................................... 3,964 49,555 2.01%
Cion Investment Corp. ........................................... 3,915 37,118 1.51%
Fidus Investment Corp. ........................................... 2,221 44,998 1.83%
FS KKR Capital Corp ............................................ 6,448 96,273 3.91%
Goldman Sachs Bdc, Inc. ......................................... 7,087 72,078 2.93%
Golub Capital Bdc, Inc. ........................................... 9,177 125,633 5.10%
Hercules Capital, Inc. ............................................ 7,347 138,927 5.64%
Horizon Technology Finance Corp. .................................. 4,902 29,902 1.21%
Kayne Anderson BDC, Inc. ........................................ 1,474 19,633 0.80%
MidCap Financial Investment Co. ................................... 4,372 52,416 2.13%
Morgan Stanley Direct Lending Fund ................................ 4,892 78,663 3.20%
New Mountain Finance Corp. ...................................... 5,019 48,382 1.97%
Nuveen Churchill Direct Lending Corp. .............................. 2,405 33,190 1.35%
Oaktree Specialty Lending Corp .................................... 7,347 95,875 3.89%
Pennantpark Floating Rate Capital Ltd. .............................. 11,895 105,748 4.29%
Pennantpark Investment Corp. ..................................... 4,866 32,652 1.33%
Pioneer Floating Rate Fund, Inc. ................................... 712 7,095 0.29%
Prospect Capital Corp ............................................ 36,571 100,569 4.08%
Runway Growth Finance Corp. ..................................... 3,636 36,947 1.50%
Saratoga Investment Corp. ........................................ 1,022 24,936 1.01%
Sixth Street Specialty Lending, Inc. ................................. 4,458 101,902 4.14%
SLR Investment Corp. ............................................ 1,667 25,485 1.04%
Stellus Capital Investment Corp. .................................... 1,571 20,522 0.83%
Trinity Capital, Inc. ............................................... 6,051 93,676 3.80%
Closed-End Funds
Equity Funds
Aberdeen Income Credit Strategies Fund ............................ 6,457 37,449 1.52%
Ares Dynamic Credit Allocation Fund, Inc. ............................ 885 12,449 0.51%
Barings Global Short Duration High Yield Fund ........................ 904 13,973 0.57%
BlackRock Debt Strategies Fund, Inc. ............................... 2,251 23,907 0.97%
BlackRock Floating Rate Income ................................... 1,197 14,539 0.59%
BlackRock Floating Rate Income Strategies Fund, Inc.* ................. 1,239 16,086 0.65%
BlackRock Limited Duration Income Trust ............................ 909 12,728 0.52%
Carlyle Credit Income Fund ....................................... 2,158 12,557 0.51%
Eagle Point Credit Co., Inc. ........................................ 14,271 94,333 3.83%
Eagle Point Income Co., Inc. ...................................... 3,227 43,433 1.76%
Eaton Vance Floating-Rate Income Trust ............................. 990 11,657 0.47%
Eaton Vance Senior Floating-Rate Trust .............................. 1,032 11,803 0.48%
First Trust Senior Floating Rate Income Fund II ........................ 1,048 10,477 0.43%
Franklin Templeton Limited Duration Income Trust ..................... 1,619 10,313 0.42%

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Equity Funds (continued)
KKR Income Opportunities Fund* ................................... 1,914 $ 24,121 0.98%
Nuveen Credit Strategies Income Fund .............................. 11,304 59,571 2.42%
Nuveen Floating Rate Income Fund ................................. 6,360 52,021 2.11%
Ofs Credit Co., Inc. .............................................. 3,905 21,124 0.86%
Oxford Lane Capital Corp ......................................... 6,522 110,422 4.48%
PIMCO Income Strategy Fund ..................................... 1,314 11,195 0.46%
PIMCO Income Strategy Fund II .................................... 3,070 23,298 0.95%
Xai Octagon Floating Rate Alternative Income Term Trust ................ 4,475 23,720 0.96%
Other Components ............................................. 1,782 16,088 0.65%
Total ....................................................................... $ 2,462,346 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the UJNKTUB01 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Cable One Inc .................................................. (67) $ (11,910) 1.06%
Charter Communications, Inc., Class A .............................. (44) (11,984) 1.07%
Warner Bros Discovery, Inc. ....................................... (587) (11,458) 1.02%
(35,352)
Consumer Discretionary
Caesars Entertainment Inc ........................................ (449) (12,125) 1.08%
Penn Entertainment Inc ........................................... (596) (11,484) 1.02%
Petco Health & Wellness Co Inc .................................... (3,182) (12,316) 1.10%
Sabre Corp .................................................... (6,140) (11,237) 1.00%
Victoria's Secret & Co ............................................ (436) (11,840) 1.06%
(59,002)
Consumer Staples
Coty Inc, Class A ................................................ (2,780) (11,230) 1.00%
Grocery Outlet Holding Corp, Class A ............................... (704) (11,294) 1.01%
(22,524)
Energy
Civitas Resources Inc ............................................ (366) (11,902) 1.06%
Kosmos Energy Ltd .............................................. (6,929) (11,503) 1.03%
(23,405)
Financials
Affiliated Managers Group Inc, Class A .............................. (47) (11,197) 1.00%
Euronet Worldwide Inc, Class C .................................... (128) (11,195) 1.00%
Globant SA, Class A ............................................. (200) (11,478) 1.02%
Invesco Ltd .................................................... (504) (11,551) 1.03%
State Street Corp ............................................... (101) (11,682) 1.04%
Virtu Financial Inc, Class A ........................................ (321) (11,380) 1.02%
(68,483)
Health Care
Acadia Healthcare Co Inc ......................................... (516) (12,785) 1.14%
Centene Corp .................................................. (357) (12,752) 1.14%
Integra LifeSciences Holdings Corp ................................. (820) (11,747) 1.05%
Maravai LifeSciences Holdings Inc, Class A ........................... (4,259) (12,224) 1.09%
Organon & Co .................................................. (1,094) (11,679) 1.04%
Perrigo Co PLC ................................................. (537) (11,960) 1.07%

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Health Care (continued)
QuidelOrtho Corp ............................................... (398) $ (11,732) 1.04%
Sarepta Therapeutics Inc ......................................... (619) (11,930) 1.06%
Teladoc Health Inc ............................................... (1,447) (11,184) 1.00%
(107,993)
Industrials
Air Lease Corp ................................................. (178) (11,343) 1.01%
Amentum Holdings Inc ........................................... (513) (12,296) 1.10%
Avis Budget Group Inc ........................................... (72) (11,547) 1.03%
GXO Logistics, Inc., Class A ....................................... (232) (12,276) 1.09%
JetBlue Airways Corp ............................................ (2,291) (11,272) 1.01%
ManpowerGroup Inc ............................................. (304) (11,524) 1.03%
Southwest Airlines Co ............................................ (355) (11,327) 1.01%
Sunrun Inc ..................................................... (657) (11,362) 1.01%
Vestis Corp, Class A ............................................. (2,811) (12,735) 1.14%
(105,682)
Information Technology
Akamai Technologies, Inc. ........................................ (149) (11,273) 1.01%
BILL Holdings Inc ............................................... (219) (11,617) 1.04%
Confluent Inc, Class A ............................................ (585) (11,577) 1.03%
Entegris Inc .................................................... (121) (11,204) 1.00%
Gen Digital Inc .................................................. (396) (11,246) 1.00%
Ingram Micro Holding Corp ........................................ (542) (11,657) 1.04%
Intel Corp ...................................................... (378) (12,692) 1.13%
Sandisk Corp/DE ................................................ (108) (12,145) 1.08%
Super Micro Computer Inc ........................................ (245) (11,764) 1.05%
Teradata Corp .................................................. (521) (11,202) 1.00%
(116,377)
Materials
Cleveland-Cliffs Inc .............................................. (976) (11,905) 1.06%
O-I Glass Inc, Class I ............................................ (867) (11,242) 1.01%
(23,147)
Real Estate
Medical Properties Trust Inc ....................................... (2,284) (11,581) 1.03%
Utilities
PG&E Corp .................................................... (769) (11,595) 1.04%
Other Components ............................................. (28,143) (535,884) 47.80%
Total ....................................................................... $ (1,121,025) 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the UQUATUB01 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Fox Corp, Class A ............................................... 323 $ 20,343 1.08%
Interpublic Group of Cos Inc/The ................................... 712 19,874 1.05%
Omnicom Group Inc ............................................. 243 19,845 1.05%
Sirius XM Holdings Inc ........................................... 807 18,788 0.99%

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Communication Services (continued)
Take-Two Interactive Software Inc .................................. 76 $ 19,717 1.04%
98,567
Consumer Discretionary
Grand Canyon Education Inc ...................................... 90 19,677 1.04%
Lululemon Athletica Inc ........................................... 118 20,915 1.11%
O'Reilly Automotive Inc ........................................... 175 18,845 1.00%
Restaurant Brands International Inc ................................. 299 19,156 1.01%
Yum! Brands Inc ................................................ 126 19,106 1.01%
97,699
Consumer Staples
General Mills Inc ................................................ 376 18,980 1.00%
Energy
Antero Midstream Corp ........................................... 1,009 19,620 1.04%
Financials
Arthur J Gallagher & Co .......................................... 63 19,581 1.03%
Assurant Inc ................................................... 88 19,110 1.01%
Brown & Brown Inc .............................................. 201 18,843 1.00%
Cboe Global Markets Inc .......................................... 80 19,679 1.04%
Primerica Inc ................................................... 69 19,024 1.01%
Raymond James Financial Inc ..................................... 110 19,049 1.01%
115,286
Health Care
AbbVie Inc ..................................................... 86 19,928 1.05%
Avantor Inc .................................................... 1,527 19,052 1.01%
Chemed Corp .................................................. 42 18,847 1.00%
Elevance Health Inc ............................................. 60 19,479 1.03%
Molina Healthcare Inc ............................................ 104 19,882 1.05%
ResMed Inc .................................................... 70 19,043 1.01%
116,231
Industrial
Allegion PLC ................................................... 107 19,043 1.01%
Nvent Electric PLC .............................................. 198 19,558 1.03%
38,601
Industrials
CACI International Inc, Class A ..................................... 38 18,896 1.00%
Cintas Corp .................................................... 93 19,059 1.01%
Comfort Systems USA Inc ........................................ 25 20,577 1.09%
Core & Main Inc, Class A ......................................... 386 20,785 1.10%
Karman Holdings Inc ............................................. 292 21,091 1.11%
Loar Holdings Inc ............................................... 246 19,656 1.04%
Rollins Inc ..................................................... 328 19,241 1.02%
139,305
Information Technology
Accenture PLC, Class A .......................................... 79 19,426 1.03%
Adobe Inc ..................................................... 54 18,972 1.00%
Amphenol Corp, Class A .......................................... 158 19,595 1.04%
Apple Inc ...................................................... 80 20,441 1.08%
Applied Materials Inc ............................................. 112 22,927 1.21%

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Information Technology (continued)
Cisco Systems Inc ............................................... 282 $ 19,326 1.02%
Crane NXT Co .................................................. 312 20,898 1.11%
F5 Inc ........................................................ 58 18,882 1.00%
International Business Machines Corp ............................... 74 20,923 1.11%
Intuit Inc ....................................................... 29 19,866 1.05%
KLA Corp ...................................................... 19 21,019 1.11%
Lam Research Corp ............................................. 161 21,514 1.14%
Microsoft Corp .................................................. 37 19,087 1.01%
Ralliant Corp ................................................... 455 19,888 1.05%
282,764
Materials
Ecolab Inc ..................................................... 69 18,877 1.00%
Sealed Air Corp ................................................. 554 19,596 1.04%
38,473
Pharmaceuticals
Jazz Pharmaceuticals Plc ......................................... 149 19,631 1.04%
Other Components ............................................. 9,667 904,967 47.88%
Total ....................................................................... $ 1,890,124 100.00%